Note 20 - Information on the Asset Types and the Associated Transactions (Detail) - Information on the Asset Types and the Associated Transactions [Member] - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 45,106	€ 30,201
Securities lending agreements		10,155	8,313
Total return swaps		4,483	1,461
Other		5,060	4,480
Total trading securities, assets		64,804	44,455
Other trading assets		138	171
Non-trading financial assets mandatory at fair value through profit and loss		203	1,077
Financial assets at fair value through other comprehensive income		7,080	2,351
Loans at amortized cost	[1]	26	104
Other		8,674	3,815
Total		80,924	51,973
Carrying amount of associated liabilities		€ 70,706	€ 43,820

[1]	Other traded loans where the associated liability is recourse only to the transferred assets had carrying value and fair value of € 20 million and € 0 million as at December 31, 2023 and December 31, 2022 respectively. The associated liabilities had the same carrying value and fair value which resulted in a net position of € 0 million and € 0 million as at December 31, 2023 and December 31, 2022 respectively.